Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	[1]	Jun. 30, 2022	Jun. 30, 2021	[1]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance				$ 720
Exploration Expense	$ (10)	$ (4)		(26)	$ (10)
Ending Balance	725			725
E&E Assets
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance				720
Additions				13
Change in Decommissioning Liabilities				(12)
Exchange Rate Movements and Other				4
Ending Balance	$ 725			$ 725

[1]	See Note 3 for revisions to prior period results.